Note 36 - Group Entities - Intercompany Tranasctions With Holding Company (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Loans advanced (repaid)	$ (18,907)	$ (6,390)
Interest received	576	1,263
Foreign exchange profits	370	448
Caledonia Holdings Zimbabwe (Private) Limited [member]
Statement Line Items [Line Items]
Loans advanced (repaid)	(424)	(4,479)
Interest received	536	1,263
Foreign exchange profits	0	0
Caledonia Mining Services Limited [member]
Statement Line Items [Line Items]
Loans advanced (repaid)	0	0
Interest received	0	0
Foreign exchange profits	0	0
Caledonia Mining South Africa Proprietary Limited [member]
Statement Line Items [Line Items]
Loans advanced (repaid)	(4,293)	(1,242)
Interest received	0	0
Foreign exchange profits	370	448
Greenstone Management Services Holdings Limited [member]
Statement Line Items [Line Items]
Loans advanced (repaid)	(13,681)	(2,098)
Interest received	0	0
Foreign exchange profits	0	0
Blanket Mine (1983) (Private) Limited [member]
Statement Line Items [Line Items]
Loans advanced (repaid)	(509)	1,429
Interest received	40	0
Foreign exchange profits	0	0
Blanket Employee Trust Services (Private) Limited (BETS) [member]
Statement Line Items [Line Items]
Loans advanced (repaid)	0	0
Interest received	0	0
Foreign exchange profits	0	0
Motapa Mining Company UK Limited [member]
Statement Line Items [Line Items]
Loans advanced (repaid)	0	0
Interest received	0	0
Foreign exchange profits	0	0
Arraskar Investments (Private) Limited [member]
Statement Line Items [Line Items]
Loans advanced (repaid)	0	0
Interest received	0	0
Foreign exchange profits	$ 0	$ 0